Janus Henderson U.S. Dividend Income Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 100.2%
Aerospace & Defense – 1.8%
General Dynamics Corp	1,683	$362,097
Air Freight & Logistics – 3.3%
United Parcel Service Inc	3,651	654,442
Automobiles – 1.9%
Ford Motor Co	24,929	377,176
Banks – 7.0%
Bank of America Corp	19,207	551,049
JPMorgan Chase & Co	5,751	836,425
		1,387,474
Beverages – 4.2%
Coca-Cola Co	7,816	470,680
PepsiCo Inc	1,933	358,030
		828,710
Biotechnology – 6.2%
AbbVie Inc	3,651	491,899
Gilead Sciences Inc	9,683	746,269
		1,238,168
Capital Markets – 11.2%
CME Group Inc	3,894	721,519
Goldman Sachs Group Inc	1,980	638,629
Morgan Stanley	5,760	491,904
State Street Corp	5,054	369,852
		2,221,904
Chemicals – 1.9%
Air Products & Chemicals Inc	1,275	381,901
Communications Equipment – 3.4%
Cisco Systems Inc	12,860	665,376
Food & Staples Retailing – 3.5%
Sysco Corp	7,759	575,718
Target Corp	965	127,283
		703,001
Health Care Equipment & Supplies – 4.4%
Abbott Laboratories	3,163	344,830
Medtronic PLC	6,099	537,322
		882,152
Health Care Providers & Services – 1.3%
UnitedHealth Group Inc	538	258,584
Hotels, Restaurants & Leisure – 3.5%
McDonald's Corp	1,180	352,124
Starbucks Corp	3,390	335,813
		687,937
Household Durables – 1.5%
Garmin Ltd	2,917	304,214
Household Products – 5.2%
Colgate-Palmolive Co	5,892	453,920
Procter & Gamble Co	3,809	577,978
		1,031,898
Information Technology Services – 3.9%
International Business Machines Corp	5,708	763,787
Insurance – 1.8%
Travelers Cos Inc	2,070	359,476
Leisure Products – 0.7%
Hasbro Inc	1,998	129,410
Machinery – 5.6%
Cummins Inc	2,426	594,758
Illinois Tool Works Inc	2,091	523,085
		1,117,843
Media – 3.0%
Comcast Corp - Class A	14,283	593,459
Oil, Gas & Consumable Fuels – 6.2%
Chevron Corp	4,422	695,802
ConocoPhillips	5,073	525,614
		1,221,416
Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co	6,923	442,726
Merck & Co Inc	4,820	556,180
		998,906

Shares		Value
Common Stocks– (continued)
Professional Services – 3.5%
Paychex Inc	6,295	$704,222
Road & Rail – 1.6%
Union Pacific Corp	1,506	308,158
Semiconductor & Semiconductor Equipment – 6.3%
NXP Semiconductors NV	2,146	439,243
Texas Instruments Inc	4,514	812,610
		1,251,853
Specialty Retail – 2.3%
Home Depot Inc	1,469	456,330
Total Common Stocks (cost $19,491,997)		19,889,894
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $49,541)	49,531	49,541
Total Investments (total cost $19,541,538) – 100.5%		19,939,435
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(92,416)
Net Assets – 100%		$19,847,019

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$9,024	$2	$-	$49,541

	Value at 12/20/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	-	19,689,560	(19,640,021)	49,541

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$19,889,894	$-	$-
Investment Companies	-	49,541	-
Total Assets	$19,889,894	$49,541	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70545 08-23